MOST MORTGAGE DEPOSITOR, LLC ABS-15G

Exhibit 99.6

Data Summary
Run Date - X/XX/XXXX
Field	Discrepancy Count	Total Times Compared	Variance %	# of Loans
Borrower Last Name	0	487	0.00%	487
Borrower First name	0	487	0.00%	487
Borrower Gender	0	487	0.00%	487
Borrower DOB	0	487	0.00%	487
Borrower Median FICO (if applicable)	0	487	0.00%	487
Co-Borrower Last Name	0	215	0.00%	487
Co-Borrower First Name	0	215	0.00%	487
Co-Borrower Gender	0	215	0.00%	487
Co-Borrower DOB	0	215	0.00%	487
Co-Borrower Median FICO (if applicable)	0	215	0.00%	487
Sales Price (Purchase loan)	0	22	0.00%	487
Appraisal 1 Effective Date	0	487	0.00%	487
Appraisal 1 Value	0	487	0.00%	487
Appraisal 2 Effective Date	0	66	0.00%	487
Appraisal 2 Value	0	66	0.00%	487
Desk Review (CDA) Report Date	0	487	0.00%	487
Desk Review (CDA) Value	0	487	0.00%	487
Property Street Address	0	487	0.00%	487
Property City	0	487	0.00%	487
Property State	0	487	0.00%	487
Property Zip Code	0	487	0.00%	487
Property Type	0	487	0.00%	487
Closing Date	0	487	0.00%	487
Funding Date	0	487	0.00%	487
Beginning Interest Rate	0	487	0.00%	487
Original Principal Limit	0	487	0.00%	487
Payment Type	0	487	0.00%	487
Original Repair Set Aside	0	23	0.00%	487
Original Tax and Insurance Set Aside	0	84	0.00%	487
Status	0	487	0.00%	487
Interest Rate as of Cut-Off Date	0	487	0.00%	487
Max Claim Amount	0	487	0.00%	487
UPB	0	487	0.00%	487
Totals	0	12,537	0.00%	487